Income taxes (Tables)	12 Months Ended
Mar. 31, 2012
Total Income Taxes

Total income taxes for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Income from continuing operations before equity in net income (losses) of affiliates	¥338,197	¥337,837	¥402,534
Equity in net income (losses) of affiliates	(1,270)	(5,031)	(10,736)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	9,109	(8,509)	(279)
Less: Reclassification of realized gains and losses included in net income	1,335	4,827	1,396
Change in fair value of derivative instruments	(43)	2	14
Less: Reclassification of realized gains and losses included in net income	—	—	—
Foreign currency translation adjustment	3,082	(12,523)	(18,713)
Less: Reclassification of realized gains and losses included in net income	(24)	245	2,021
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	4,702	(4,388)	(1,463)
Prior service cost arising during period, net	—	33	(50)
Less: Amortization of prior service cost	(923)	(928)	(928)
Less: Amortization of actuarial gains and losses	1,280	788	1,107
Less: Amortization of transition obligation	55	61	53

Total income taxes	¥355,500	¥312,414	¥374,956

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation of the difference of the effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2010	2011	2012
Statutory income tax rate	40.8%	40.8%	40.8%
Expenses not deductible for tax purposes	0.1	0.1	0.4
Tax credit for special tax treatment	(0.8)	(0.8)	(0.7)
Change in valuation allowance	0.1	0.1	0.9
Effect of enacted changes in tax laws and rates	—	—	4.7
Other	0.2	0.2	(0.2)

Effective income tax rate	40.4%	40.4%	45.9%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Deferred tax assets:
Accrued liabilities for loyalty programs	¥116,137	¥92,289
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	93,924	80,143
Liability for employees’ retirement benefits	61,191	56,603
Foreign currency translation adjustment	23,543	35,500
Investments in affiliates	19,342	29,217
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	28,453	20,794
Compensated absences	12,730	12,160
Accrued enterprise tax	12,513	11,609
Marketable securities and other investments	15,322	10,609
Asset retirement obligations	6,373	7,825
Accrued bonus	7,377	7,019
Inventories	4,409	6,706
Accrued commissions to agent resellers	4,355	4,870
Other	23,491	26,758

Sub-total deferred tax assets	¥429,160	¥402,102
Less: Valuation allowance	(2,338)	(10,680)

Total deferred tax assets	¥426,822	¥391,422

Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	¥3,927	¥5,043
Identifiable intangible assets	5,503	4,227
Property, plant and equipment due to differences in capitalized interest	2,358	2,031
Other	1,650	1,463

Total deferred tax liabilities	¥13,438	¥12,764

Net deferred tax assets	¥413,384	¥378,658

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Deferred tax assets (Current assets)	¥83,609	¥76,858
Deferred tax assets (Non-current investments and other assets)	331,633	303,556
Other current liabilities	—	—
Other long-term liabilities	(1,858)	(1,756)

Total	¥413,384	¥378,658